EMPLOYEE BENEFIT OBLIGATIONS	12 Months Ended
Dec. 28, 2025
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFIT OBLIGATIONS	EMPLOYEE BENEFIT OBLIGATIONS:

	December 28, 2025	December 29, 2024

Employee benefit obligation - Statutory severance and pre-notice (a)	$61,137	$32,400
Employee benefit obligation - Defined contribution plan (b)	6,520	5,267
Employee benefit obligation - Defined benefit pension plans(c)	50,752	—
	$118,409	$37,667

(a) Statutory severance and pre-notice obligations:

	2025	2024

Obligation, beginning of fiscal year	$32,400	$31,003
Additions through business acquisitions	21,837	—
Service cost	16,691	14,972
Interest cost	7,977	7,823
Actuarial loss (gain)(1)	7,677	817
Foreign exchange gain	(2,758)	(2,597)
Benefits paid	(20,970)	(19,618)
Obligation, end of fiscal year	$62,854	$32,400
(1) The actuarial loss (gain) in fiscal 2025 and 2024 respectively, is mainly due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Amounts recognized in the Company’s statements of financial position consist of:

	2025	2024

Accounts payable and accrued liabilities	$1,717	$—
Employee benefit obligation - Statutory severance and pre-notice	61,137	32,400
	$62,854	$32,400

Significant assumptions for the calculation of the statutory severance obligations included the use of a discount rate ranging between 1.8% and 11.7% (2024 - between 9.3% and 11.7%) and rates of compensation increases between 5.0% and 12.0% (2024 - 7.5% and 9.5%). A 1% increase in the discount rates would result in a corresponding decrease in the statutory severance obligations of $6.4 million, and a 1% decrease in the discount rates would result in a corresponding increase in the statutory severance obligations of $7.2 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the statutory severance obligations of $7.4 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the statutory severance obligations of $6.6 million.

The cumulative amount of actuarial losses recognized in other comprehensive income as at December 28, 2025 was $33.3 million (December 29, 2024 - $25.6 million) which have been reclassified to retained earnings in the period in which they were recognized.

(b)Defined contribution plan:
During fiscal 2025, defined contribution expenses were $7.8 million (2024 - $6.7 million).
13. EMPLOYEE BENEFIT OBLIGATIONS (continued):
(c)Defined benefit pension plans:
At December 28, 2025, the Company’s pension plans consisted of the U.S. pension plans, various nonqualified retirement plans and international plans. The defined benefit pension plans were assumed as part of the Hanes acquisition (note 5) and therefore the comparative amounts for fiscal 2024 were nil.

The movement in the Company’s defined benefit pension plans was as follows:

2025

Defined benefit obligation
Obligation, beginning of fiscal year	$—
Additions through business acquisitions	823,640
Current service cost	41
Interest cost	3,078
Benefits paid	(5,239)
Actuarial loss (gain)	(11,774)
Exchange rate gain/(loss) and other	235
Other	169
Obligation, end of fiscal year	$810,150

Fair Value of plan assets
Asset, beginning of fiscal year	$—
Additions through business acquisitions	770,473
Interest income	2,893
Employer contributions	183
Benefits paid	(5,139)
Other expenses	(170)
Actuarial (loss) gain	(6,181)
Exchange rate gain/(loss) and other	292
Assets, end of fiscal year	$762,351

Defined benefit pension obligation	$47,799

2025

Other non-current assets	$(4,790)
Accounts payable and accrued liabilities	1,837
Employee benefit obligation - Defined pension plans	50,752
$47,799
13. EMPLOYEE BENEFIT OBLIGATIONS (continued):

(c)Defined benefit pension plans (continued):
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss of the Company’s defined benefit pension plans were as follows:

2025

Liability (gains)/losses due to changes in financial assumptions	$(11,774)
Liability experience (gains)/losses arising during the period	167
Asset (gains)/losses arising during the period	6,181
Other comprehensive (income) loss	$(5,426)

The cumulative amount of actuarial gains recognized in other comprehensive income as at December 28, 2025 was $5.4 million (December 29, 2024 - nil) which have been reclassified to retained earnings in the period in which they were recognized.

Significant assumptions for the calculation of the obligations included the use of a discount rate ranging between 2.9% and 6.1% (2024 - n/a) and rate of compensation increases between 1.5% and 5.0% (2024 - n/a). A 1% increase in the discount rates would result in a corresponding decrease in the obligation of $67.8 million, and a 1% decrease in the discount rates would result in a corresponding increase in the obligation of $79.7 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the obligations of $0.3 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the obligations of $0.2 million.

The allocation of pension plan assets as of the respective period end measurement dates is as follows:

2025

Asset category:
Debt securities	54%
U.S. equity securities	21%
Foreign equity securities	18%
Real estate	6%
Cash and other	1%

Net retirement costs for the defined benefit plans included in the consolidated statements of earnings comprise the following:

2025

Current service cost	$41
Net interest expense	185
Additional charges	169
Total expense recognized in net earnings from continuing operations	$395